Financial and capital risk management (Details 9) bbl in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) bbl	Dec. 31, 2022 USD ($) bbl	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	$ 567	$ (83)	$ (197)
Bunker Oil Call Options Bought [Member]
IfrsStatementLineItems [Line Items]
Notional amount per barrel | bbl	19,907,250	22,600,500
Average strike per ton	91
Fair value of liabilities	$ 45	$ 74
Value at risk	11
Bunker Oil Call Options Bought [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ 45
Bunker Oil Put Options Sold [Member]
IfrsStatementLineItems [Line Items]
Notional amount per barrel | bbl	19,907,250	22,600,500
Average strike per ton	58
Fair value of liabilities	$ (22)	$ (51)
Value at risk	5
Bunker Oil Put Options Sold [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ (22)
Bunker Oil Forwards Contract Bought [Member]
IfrsStatementLineItems [Line Items]
Notional amount per barrel | bbl	1,210	2,085
Average strike per ton	14,248
Fair value of liabilities	$ 7	$ (1)
Value at risk	1
Derivatives settlement cash outflow	7
Bunker Oil Forwards Contract Bought [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	7
Forward Freight [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	30	$ 22
Value at risk	17
Derivatives settlement cash outflow	7
Forward Freight [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ 30